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                                                                    Shares          Fair         Investment
--------------------------------------------------------------------------------------------------------------------------------
                                                                  of Principal   Market Value    Discretion   Other    Voting
--------------------------------------------------------------------------------------------------------------------------------
  Name of Issuer                 Title of Class      isin/Cusip   Value Item 5  Value Item 4  Sh/PRN  Sole   Managers Authority
--------------------------------------------------------------------------------------------------------------------------------
General Growth                         COM            370021107     3,065,099    97,364,785     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                   COM            828806109     6,464,383   143,428,498     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Regency Realty                         COM            758939102        61,400     1,457,291     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                              COM            779273101     2,903,200    71,899,563     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Weingarten Realty                      SH BEN INT     948741103       179,199     7,232,360     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty                  COM            648053106     1,001,644    13,021,372     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
CBL & Associates                       COM            124830100     1,332,688    33,254,730     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Macerich                               COM            554382101     1,634,788    36,093,054     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                 COM            251591103     2,568,026    38,400,014     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                     COM            49446R109     1,976,422    81,064,184     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Urban Shopping Centers                 COM            917060105        73,200     2,464,781     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Mills Corp.                            COM            601148109       107,400     2,020,463     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Chelsea G.C.A. Realty                  COM            163262108       172,600     5,962,791     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Federal Realty                         SH BEN INT NEW 313747206       657,702    13,164,317     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
First Washington                       COM            337489504        38,500       848,805     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Mid-Atlantic                           SH BEN INT     595232109        76,000       760,000     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Phillips International                 COM            718333107       288,400     5,010,950     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Taubman Centers                        COM            876664103     1,291,398    14,205,378     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson                       COM SH BEN INT 751452202       240,000     3,720,000     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Bradley Real Estate                    COM            104580105       570,157    12,160,380     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                     COM            69806L104       593,900    11,942,958     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
AIMCO                                  CL A           03748R101     4,333,366   188,772,256     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Equity Residential                     SH BEN INT     29476L107     5,698,583   262,045,778     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
AvalonBay                              COM            053484101     3,887,562   162,184,227     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
BRE Properties                         CL A           05564E106        45,400     1,311,634     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
United Dominion                        COM            910197102       591,466     6,515,368     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                  SH BEN INT     133131102       419,869    12,340,212     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Summit Properties                      COM            866239106        67,000     1,405,953     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Post Properties                        COM            737464107       710,000    31,251,094     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Essex Property Trust                   COM            297178105       162,000     6,806,531     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Manufactured Homes                     COM            564682102       141,744     3,392,997     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Sun Communities                        COM            866674104       248,047     8,297,947     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Gables Residential                     SH BEN INT     362418105     1,000,000    25,765,625     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Cornerstone Realty Income              COM            21922V102       266,484     2,669,004     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Charles E. Smith Res.                  COM            832197107       300,000    11,400,000     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY                  COM            437306103       303,080     9,097,136     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Grove                                  SH BEN INT     399613108       454,232     7,381,270     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
AMLI Residential                       SH BEN INT     001735109       216,500     5,097,898     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Archstone                              SH BEN INT     039581103     3,879,854    81,719,425     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Equity Office Props.                   COM            294741103    13,260,973   365,298,366     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Duke-Realty                            COM NEW        264411505     8,900,000   199,137,500     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Reckson Associates A                   COM            75621K106     4,181,818    99,383,518     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Prologis                               SH BEN INT     743410102     5,869,236   125,179,799     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
First Industrial                       COM            32054K103       220,300     6,502,292     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate                   COM            225756105     2,100,000    43,017,188     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty                       COM            554489104       813,924    20,907,673     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust                 COM            127072106       200,000     3,940,625     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                   COM            431284108     1,143,624    27,429,107     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Arden Realty                           COM            039793104     1,232,100    28,935,098     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                 SH BEN INT     531172104     2,191,665    56,846,311     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                      COM            00163T109     2,745,264    62,669,230     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Reckson Associates/B                   CL B           75621K304       389,540     9,908,924     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
SL Green Realty                        COM            78440X101     1,006,050    26,896,118     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Boston Properties                      COM            101121101     1,570,904    60,676,167     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Spieker Properties                     COM            848497103     1,551,979    71,391,034     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty                          COM            49427F108       466,503    12,107,211     SH     yes             yes
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

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                                                                    Shares          Fair         Investment
--------------------------------------------------------------------------------------------------------------------------------
                                                                  of Principal   Market Value    Discretion   Other    Voting
--------------------------------------------------------------------------------------------------------------------------------
  Name of Issuer                 Title of Class      isin/Cusip   Value Item 5  Value Item 4  Sh/PRN  Sole   Managers Authority
--------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties Trust              SH BEN INT     740706106       852,584    20,475,338     SH     yes             yes
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PS Business Parks                      COM            69360J107       400,818     9,625,895     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes REIT                       COM            390752103       213,200     3,627,731     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Parkway Properties                     COM            70159Q104       143,900     4,386,702     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust               SH BEN INT     74158J103       154,839     2,354,037     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Mission West Properties                COM            605203108       110,000     1,155,000     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
American Industrial                    COM NEW        026791202       348,940     4,737,951     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Carr America Realty                    COM            144418100     1,858,208    49,271,547     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Centerpoint Properties                 SH BEN INT     151895109       554,679    22,611,836     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust                COM            493596100       213,580     2,936,725     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc                 COM            72346N101        45,200     2,440,800     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust                   SH BEN INT     929042109     3,839,116   133,409,281     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Security Capital A                     CL A           81413P105        47,163    38,720,823     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Public Storage                         COM            74460D109     5,116,085   119,988,181     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott                          COM            44107P104     2,537,150    23,746,138     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Franchise Finance Corp                 COM            351807102       376,324     8,649,572     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate                 SH BEN INT     939653101       150,000     2,683,594     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Realty Income                          COM            756109104       180,056     4,245,383     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                     COM            222795106       531,100    20,439,052     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Properties                COM            694396102       289,800     7,267,641     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Starwood Financial                     COM            45031U101       394,400     8,257,750     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                   COM            202218103       100,000     1,051,563     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Catellus Dev.                          COM            149111106       409,000     6,135,000     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
SC US Realty                           SPONSORED AD   814136206       300,111     5,401,998     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
National Golf Properties               COM            63623G109        83,354     1,759,551     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage                       COM            82567D104       573,240    12,906,857     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties               COM SH BEN INT 29380T105       138,800     1,919,344     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
US Restaurant Properties               COM            902971100        39,700       355,439     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Wellsford                              COM NEW        950240200       184,523     2,790,910     SH     yes             yes
--------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality                   COM            58984Y103     1,390,956    29,231,810     SH     yes             yes
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